Offerings - Offering: 1	Aug. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.500% Notes due 2029
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 397,228,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 54,857.19
Offering Note	Amount of registration fee calculated in accordance with Rule 457(o), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act").